DERIVATIVES (Tables)	12 Months Ended
Jun. 30, 2015
Fair Values of Derivative Instruments

The following table presents the fair values of derivative instruments designated as hedging instruments (“designated hedge derivatives”) and not designated as hedging instruments (“non-designated hedge derivatives”). The fair values exclude the impact of netting derivative assets and liabilities when a legally enforceable master netting agreement exists and fair value adjustments related to our own credit risk and counterparty credit risk:

	June 30, 2015				June 30, 2014

	Assets			Liabilities	Assets			Liabilities

(In millions)	Short-term Investments	Other Current Assets	Equity and Other Investments	Other Current Liabilities	Short-term Investments	Other Current Assets	Equity and Other Investments	Other Current Liabilities

Non-designated Hedge Derivatives

Foreign exchange contracts	$17	$167	$0	$(79)	$10	$39	$0	$(97)
Equity contracts	148	0	0	(18)	177	0	0	(21)
Interest rate contracts	7	0	0	(12)	17	0	0	(12)
Credit contracts	16	0	0	(9)	24	0	0	(13)
Commodity contracts	0	0	0	0	15	0	0	(1)

Total	$188	$167	$0	$(118)	$243	$39	$0	$(144)

Designated Hedge Derivatives

Foreign exchange contracts	$56	$552	$0	$(31)	$1	$70	$0	$(15)
Equity contracts	0	0	25	(69)	0	0	7	(125)

Total	$56	$552	$25	$(100)	$1	$70	$7	$(140)

Total gross amounts of derivatives	$244	$719	$25	$(218)	$244	$109	$7	$(284)

Gross derivatives either offset or subject to an enforceable master netting agreement	$126	$719	$25	$(218)	$99	$109	$7	$(284)
Gross amounts of derivatives offset in the balance sheet	(66)	(71)	(25)	161	(77)	(71)	(7)	155

Net amounts presented in the balance sheet	60	648	0	(57)	22	38	0	(129)
Gross amounts of derivatives not offset in the balance sheet	0	0	0	0	0	0	0	0
Cash collateral received	0	0	0	(456)	0	0	0	0

Net amount	$60	$648	$0	$(513)	$22	$38	$0	$(129)

Fair value hedging
Gains (Losses) on Derivative Instruments

We recognized in other income (expense), net the following gains (losses) on contracts designated as fair value hedges and their related hedged items:

(In millions)

Year Ended June 30,	2015	2014	2013

Foreign Exchange Contracts

Derivatives	$741	$(14)	$70
Hedged items	(725)	6	(69)

Total amount of ineffectiveness	$16	$(8)	$1

Equity Contracts

Derivatives	$(107)	$(110)	$0
Hedged items	107	110	0

Total amount of ineffectiveness	$0	$0	$0

Amount of equity contracts excluded from effectiveness assessment	$0	$(9)	$0

Cash flow hedging
Gains (Losses) on Derivative Instruments

We recognized the following gains (losses) on foreign exchange contracts designated as cash flow hedges (our only cash flow hedges during the periods presented):

(In millions)

Year Ended June 30,	2015	2014	2013

Effective Portion

Gains recognized in OCI (net of tax effects of $35, $2 and $54)	$1,152	$63	$101
Gains reclassified from AOCI into revenue	$608	$104	$195

Amount Excluded from Effectiveness Assessment and Ineffective Portion

Losses recognized in other income (expense), net	$(346)	$(239)	$(168)

Non-designated Hedge Derivatives
Gains (Losses) on Derivative Instruments

Gains (losses) from changes in fair values of derivatives that are not designated as hedges are primarily recognized in other income (expense), net. These amounts are shown in the table below, with the exception of gains (losses) on derivatives presented in income statement line items other than other income (expense), net, which were immaterial for the periods presented. Other than those derivatives entered into for investment purposes, such as commodity contracts, the gains (losses) below are generally economically offset by unrealized gains (losses) in the underlying available-for-sale securities and gains (losses) from foreign exchange rate changes on certain balance sheet amounts.

(In millions)

Year Ended June 30,	2015	2014	2013

Foreign exchange contracts	$(483)	$(78)	$18
Equity contracts	(19)	(64)	16
Interest-rate contracts	23	24	(11)
Credit contracts	(1)	13	(3)
Commodity contracts	(223)	71	(42)

Total	$(703)	$(34)	$(22)